Stock-Based Awards - Summary of Restricted Common Stock Award Activity (Detail) - Restricted Common Stock - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of Restricted Shares
Issued and unvested beginning of period	652,482	1,141,736
Vested	(211,614)	(476,131)
Forfeited		(13,123)
Issued and unvested end of period	440,868	652,482